RECLAMATION PROVISION	12 Months Ended
Dec. 31, 2025
Reclamation
RECLAMATION PROVISION
RECLAMATION PROVISION

12.RECLAMATION PROVISION

Agnico Eagle’s reclamation provision includes both AROs and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management’s estimates and feasibility study calculations. Assumptions based on current economic conditions, which the Company believes are reasonable, have been used to estimate the reclamation provision. However, actual reclamation costs will ultimately depend on future economic conditions and costs for the necessary reclamation work. Changes in reclamation provision estimates during the period reflect changes in cash flow estimates as well as assumptions including discount and inflation rates. The discount rates used in the calculation of the reclamation provision at December 31, 2025 ranged between 2.38% and 4.39% (2024 – between 2.80% and 4.35%).

The following table reconciles the beginning and ending carrying amounts of the Company’s ARO. The settlement of the obligation is estimated to occur through to 2142.

	As at	As at
	December 31,	December 31,
	2025	2024
Asset retirement obligations - non-current, beginning of year	$1,019,848	$1,040,003
Asset retirement obligations - current, beginning of year	56,909	22,570
Current year additions and changes in estimate, net(i)	282,638	89,017
Current year accretion	38,237	33,815
Liabilities settled	(27,307)	(14,976)
Foreign exchange revaluation	76,756	(93,672)
Reclassification from non-current to current, end of year	(140,406)	(56,909)
Asset retirement obligations - non-current, end of year	$1,306,675	$1,019,848

Note:

(i)	During the year ended December 31, 2025, the Company revised its estimate of the Meadowbank ARO. The revision was driven by an updated internal analysis completed during the period and, as a result, the ARO liability related to Meadowbank increased by $185.1 million with a corresponding adjustment to the related mining asset. As at December 31, 2025, the Meadowbank ARO liability was $414.5 million.

12.RECLAMATION PROVISION (Continued)

The following table reconciles the beginning and ending carrying amounts of the Company’s environmental remediation liability. The settlement of the obligation is estimated to occur through to 2032.

	As at	As at
	December 31,	December 31,
	2025	2024
Environmental remediation liability - non-current, beginning of year	$6,780	$9,235
Environmental remediation liability - current, beginning of year	1,670	1,696
Current year additions and changes in estimate, net	9,263	—
Liabilities settled	(2,171)	(1,664)
Foreign exchange revaluation	390	(817)
Reclassification from non-current to current, end of year	(4,131)	(1,670)
Environmental remediation liability - non-current, end of year	$11,801	$6,780